Partner's Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Jan. 01, 2017 USD ($) $ / shares	Jan. 23, 2017 shares	Jan. 19, 2017 $ / shares	Apr. 12, 2017 USD ($) $ / shares	Apr. 21, 2017 $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 shares
Related Party Transaction
Common unitholders - units issued						35,490,000		20,505,000
Common unitholders - units outstanding						35,490,000		20,505,000
Subordinated unitholders - units issued						0		14,985,000
Subordinated unitholders - units outstanding						0		14,985,000
Series A Preferred Units issued						3,000,000		3,000,000
Series A Preferred Units outstanding						3,000,000		3,000,000
General Partner unitholders - units issued						35,526		35,526
General Partner unitholders - units outstanding						35,526		35,526
Total distributions paid to all classes of unitholders | $						$ 33,429	$ 33,428
Distribution 4 - FY 2016
Related Party Transaction
Distributions paid, Per unit | $ / shares	$ 0.4225
Total distributions paid to all classes of unitholders | $	$ 15,000
Distributions per unit declared - distribution date	Jan. 19, 2017
Distributions per unit declared - record date	Jan. 11, 2017
Distribution 1 - FY 2017
Related Party Transaction
Distributions paid, Per unit | $ / shares				$ 0.4225
Total distributions paid to all classes of unitholders | $				$ 15,000
Distributions per unit declared - distribution date				Apr. 28, 2017
Distributions per unit declared - record date				Apr. 21, 2017
General Partner
Related Party Transaction
General Partner Distributions | $						$ 64	$ 64
Series A Preferred
Related Party Transaction
Preferred Stock Dividend Rate Percentage						9.00%
Series A Preferred | Distribution from November 12, 2016 to February 11, 2017
Related Party Transaction
Distributions paid, Per unit | $ / shares			$ 0.5625
Distributions per unit declared - distribution date			Feb. 13, 2017
Distributions per unit declared - record date			Feb. 05, 2017
Series A Preferred | Distribution from February 12, 2017 to May 11, 2017
Related Party Transaction
Distributions paid, Per unit | $ / shares					$ 0.5625
Distributions per unit declared - distribution date					May 12, 2017
Distributions per unit declared - record date					May 05, 2017
Sponsor
Related Party Transaction
Common unitholders - units outstanding						15,595,000
Partners' subordinated units converted		14,985,000
Ownership percentage in Dynagas LNG Partners LP						43.90%
Subordinated units converted to Common, Conversion Basis						one-for-one basis
Subordinated units converted to Common, Conversion Ratio		1
After subordination period
Related Party Transaction
Distribution payment terms						First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until there has been distributed in respect of each common unit an amount equal to the minimum quarterly distribution of a specified dollar amount; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.
Any time on or after August 12, 2020 | Series A Preferred
Related Party Transaction
Preferred stock liquidation preference | $ / shares						$ 25